Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets	Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2019 are detailed below.

	2020	2019
Deferred tax assets:

Federal and state net operating loss carryforwards	$18,617,000	$15,308,000
R&D and orphan drug credit carryforwards	3,899,000	1,750,000
Share-based compensation expense	76,000	156,000
Capitalized research and development expenses	2,276,000	3,772,000
Other, net	218 ,000	83,000

Total deferred tax assets	25,086,000	21,069,000

ROU Asset	(207,000)	0
Total deferred tax liabilities	(207,000)	0

Net deferred tax asset	24,879,000	21,069,000
Valuation allowance	(24,879,000)	(21,069,000)

Net deferred tax liability	$—	$—

Income Tax Provision Amount Computed by Applying the Statutory Income Tax Rate
The Company’s effective
income tax rate differs from the statutory federal rate of 21% for the years ended December 31, 2020 and 2019 due to the following:

	2020	2019
Federal tax benefit at statutory rate	21.00%	21.00%
State tax benefit, net	0.00%	6.98%
General business credits	11.30%	8.48%
State rate true up	(5.26%)	8.96%
Other	(7.00%)	(4.28%)
Change in valuation allowance	(20.04%)	(41.14	% )

Provision for income taxes	$—	$—

Reconciliation of Unrecognized Tax Benefits
The following table summarizes the activity related to the Company’s unrecognized tax benefits, in thousands:

	2020	2019
Gross unrecognized tax benefits at the beginning of the year	$1,952	$1,555
Increases related to prior year tax positions	709	—
Increases from tax positions taken in the current year	1,310	397

Gross unrecognized tax benefits at the end of the year	$3,971	$1,952